Miscellaneous (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of miscellaneous assets

Miscellaneous consist of the following at year end:

	2019	2018
Judicial deposits	$46,148	$43,168
Tax credits	21,067	27,563
Prepaid property and equipment	7,770	9,775
Notes receivable	5,876	4,241
Rent deposits	3,196	2,908
Others	11,757	11,394
	$95,814	$99,049